CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Mar. 31, 2022	Sep. 30, 2021	Mar. 31, 2021	Sep. 30, 2020
Preferred stock, par value (in dollars per share)	$ 0.0001
Preferred stock, authorized	16,666,667	16,666,667
Preferred stock, issued		200,000
Preferred stock, outstanding	0
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, authorized	316,666,667	316,666,667
Common stock, issued	153,507,277	133,470,019	121,193,056	114,320,910
Common stock, outstanding	153,507,155	133,470,019	121,193,056	114,320,910
Series B Convertible Preferred Stock [Member]
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001		$ 0.0001
Preferred stock, authorized	3,333,334	3,333,334		3,333,334
Preferred stock, issued	0	200,000	200,000	200,000
Preferred stock, outstanding	0	200,000	200,000	200,000
Liquidation preference	$ 1.50	$ 1.50		$ 1.50
Series A Convertible Preferred Stock [Member]
Preferred stock, par value (in dollars per share)		$ 0.0001		$ 0.0001
Preferred stock, authorized	3,333,334	3,333,334		3,333,334
Preferred stock, issued	0	0	30,667	30,667
Preferred stock, outstanding	0	0	30,667	30,667
Liquidation preference		$ 0.15		$ 0.15